EARNINGS PER SHARE (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stockholders Equity Number Of Shares Par Value And Other Disclosures Abstract
Anti-dilutive securities excluded from computation of earnings per share, amount	0
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Net income attributable to Teva		$ 1,963	$ 2,759	$ 3,331
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits		0	0	44
Net income used for the computation of diluted earnings per share		$ 1,963	$ 2,759	$ 3,375
Weighted average number of shares used in the computation of basic earnings per share		872	890	896
Additional shares from the assumed exercise of employee stock options and unvested RSU's		1	2	6
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures		0	1	19
Weighted average number of shares used in the computation of diluted earnings per share		873	893	921
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued		944	942
Treasury, shares		87	59